Third-party guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Third-party guarantees and commitments [Abstract]
Contractual obligations
The following tables shows the breakdown of the third-party commitments and contractual obligations as of December 31, 2018 and 2017:

2018	Total	2019	2020 and 2021	2022 and 2023	Subsequent

Corporate debt	684,073	268,905	107,560	205,258	102,350
Loans with credit institutions (project debt)	4,314,307	233,214	476,191	571,374	3,033,528
Notes and bonds (project debt)	776,807	31,241	49,445	54,879	641,242
Purchase commitments	3,082,495	131,417	264,461	259,775	2,426,842
Accrued interest estimate during the useful life of loans	2,743,132	314,984	565,040	492,932	1,370,176

2017	Total	2018	2019 and 2020	2021 and 2022	Subsequent

Corporate debt	643,083	68,907	253,393	107,316	213,467
Loans with credit institutions (project debt)	4,628,289	215,117	457,853	539,466	3,415,853
Notes and bonds (project debt)	846,919	31,174	53,620	54,395	707,730
Purchase commitments	3,149,813	141,867	230,014	259,845	2,518,087
Accrued interest estimate during the useful life of loans	3,129,321	340,481	630,108	559,856	1,598,876